Supplemental Quarterly Data (Unaudited) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	2 Months Ended	3 Months Ended					5 Months Ended	6 Months Ended	8 Months Ended	9 Months Ended	3 Months Ended																			6 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2012	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Sep. 30, 2012	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2013	Sep. 30, 2013 Linn Energy, LLC [Member]	Jun. 30, 2013 Linn Energy, LLC [Member]	Mar. 31, 2013 Linn Energy, LLC [Member]	Dec. 31, 2012 Linn Energy, LLC [Member]		Sep. 30, 2012 Linn Energy, LLC [Member]		Jun. 30, 2012 Linn Energy, LLC [Member]		Mar. 31, 2012 Linn Energy, LLC [Member]		Dec. 31, 2011 Linn Energy, LLC [Member]		Sep. 30, 2011 Linn Energy, LLC [Member]		Jun. 30, 2011 Linn Energy, LLC [Member]		Mar. 31, 2011 Linn Energy, LLC [Member]		Jun. 30, 2013 Linn Energy, LLC [Member]	Jun. 30, 2012 Linn Energy, LLC [Member]	Sep. 30, 2013 Linn Energy, LLC [Member]	Sep. 30, 2012 Linn Energy, LLC [Member]	Dec. 31, 2012 Linn Energy, LLC [Member]	Dec. 31, 2011 Linn Energy, LLC [Member]	Dec. 31, 2010 Linn Energy, LLC [Member]
Oil, natural gas and natural gas liquids sales											$ 537,671	$ 488,207	$ 462,732	$ 460,976		$ 444,082		$ 347,227		$ 348,895		$ 326,458		$ 292,482		$ 302,390		$ 240,707		$ 950,939	$ 696,122	$ 1,488,610	$ 1,140,204	$ 1,601,180	$ 1,162,037	$ 690,054
Gains (losses) on oil and natural gas derivatives											(63,931)	326,733	(108,370)	94,489		(411,405)		439,647		2,031		(210,339)		824,240		205,515		(369,476)		218,363	441,678	154,432	30,273	124,762	449,940	75,211
Total revenues and other											494,562	838,825	369,060	571,225		48,328		800,597		354,090		118,873		1,119,483		510,571		(126,473)		1,207,885	1,154,687	1,702,447	1,203,015	1,774,240	1,622,454	772,280
Total expenses														656,111	[1]	376,353	[1]	460,617	[1]	269,108	[1]	240,353	[2]	211,254	[2]	195,672	[2]	165,625	[2]
(Gain) losses on sale of assets and other, net														141		(14)		36		1,478		1,646		279		977		614
Equity income from investment in Linn Energy, LLC	0	(667)	57,963	(21,272)	34,411	0	0	36,691	34,411	36,024
General and administrative expenses	155	635	2,531	11,767	724	351	506	14,298	1,230	14,933	45,431	46,305	58,566			45,166		41,185		43,321										104,871	84,506	150,302	129,672	173,206	133,272	99,078
Income tax expense	0	(3,908)	25,300	(14,820)	12,528	0	0	10,480	12,528	6,572	(4,406)	(1,129)	7,536			(4,950)		512		8,918										6,407	9,430	2,001	4,480	2,790	5,466	4,241
Net income (loss)	$ (155)	$ 2,606	$ 30,132	$ (18,219)	$ 21,159	$ (351)	$ (506)	$ 11,913	$ 20,653	$ 14,519	$ (30,060)	$ 345,157	$ (221,885)	$ (187,495)		$ (430,005)		$ 237,086		$ (6,202)		$ (189,615)		$ 837,627		$ 237,109		$ (446,682)		$ 123,272	$ 230,884	$ 93,212	$ (199,121)	$ (386,616)	$ 438,439	$ (114,288)
Net income (loss) per unit:
Basic (in usd per unit)											$ (0.13)	$ 1.47	$ (0.96)	$ (0.83)		$ (2.18)		$ 1.19		$ (0.04)		$ (1.09)		$ 4.74		$ 1.34		$ (2.75)		$ 0.52	$ 1.17	$ 0.38	$ (1.04)	$ (1.92)	$ 2.52	$ (0.80)
Diluted (in usd per unit)											$ (0.13)	$ 1.46	$ (0.96)	$ (0.83)		$ (2.18)		$ 1.19		$ (0.04)		$ (1.09)		$ 4.72		$ 1.33		$ (2.75)		$ 0.52	$ 1.16	$ 0.38	$ (1.04)	$ (1.92)	$ 2.51	$ (0.80)
Net income per share, basic and diluted (in usd per share)		$ 0.07	$ 0.87	$ (0.52)	$ 0.74			$ 0.34	$ 1.92	$ 0.42

[1]	Includes the following expenses: lease operating, transportation, marketing, general and administrative, exploration, bad debt, depreciation, depletion and amortization, impairment of long-lived assets and taxes, other than income taxes.
[2]	Includes the following expenses: lease operating, transportation, marketing, general and administrative, exploration, bad debt, depreciation, depletion and amortization and taxes, other than income taxes.